BOARD OF MANAGEMENT - Disclosure Of Information Regarding The Board Of Management (Details) - Former board of management - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Remuneration Expenses [Line Items]
Base salary	€ 1,026	€ 1,155	€ 1,116
Bonus	565	629	809
Share-based compensation	2,236	890	693
Post-employment benefits	181	165	192
Other	362	40	40
Key management personnel compensation	4,370	2,879	2,850
Board of Management options
Remuneration Expenses [Line Items]
Share-based compensation	70	600
LTIP
Remuneration Expenses [Line Items]
Share-based compensation	2,200	300
S. de Vries
Remuneration Expenses [Line Items]
Base salary	538	507	490
Bonus	377	310	428
Share-based compensation	1,522	487	325
Post-employment benefits	94	72	81
Other	32	32	32
Key management personnel compensation	2,563	1,408	1,356
B. Giannetti
Remuneration Expenses [Line Items]
Base salary	352	331	320
Bonus	176	170	233
Share-based compensation	620	289	201
Post-employment benefits	74	70	77
Other	24	8	8
Key management personnel compensation	1,246	868	839
R. Wright
Remuneration Expenses [Line Items]
Base salary	136	317	306
Bonus	12	149	148
Share-based compensation	94	114	167
Post-employment benefits	13	23	34
Other	306	0	0
Key management personnel compensation	561	€ 603	€ 655
Termination payment	€ 306